LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Current maturities			Rp (9,350)			Rp (8,746)
Long-term portion		$ 2,175	30,561			32,289
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			568			736
Current maturities			(184)			(194)
Long-term portion			384			542
Projected net revenue to projected debt service ratio	1.2
Internal financing exceeding annual average capital expenditure	20.00%
Japanese yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	¥ 3,072		Rp 418	¥ 3,839		491
Interest rate (as a percent)	2.95%	2.95%	2.95%
USD | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings		$ 4	Rp 59		$ 9	120
Interest rate (as a percent)	3.85%	3.85%	3.85%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			Rp 91			Rp 125
Interest rate (as a percent)	7.50%	7.50%	7.50%